Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000024828 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000024828 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024828 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024828 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000024828 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000024830 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024830 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000024830 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024830 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024830 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000024830 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024830 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024830 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024830 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%